Shareholder Report, Holdings (Details) - C000064522	Oct. 31, 2024
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	5.10%
B
Holdings [Line Items]
Percent of Net Asset Value	61.30%
BB
Holdings [Line Items]
Percent of Net Asset Value	23.40%
BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.00%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.90%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	86.70%